Total

NEW YORK LIFE INVESTMENTS ACTIVE ETF TRUST

(the “Trust”)

NYLI MACKAY ESG CORE PLUS BOND ETF

(the “Fund”)

Supplement dated September 27, 2024 (“Supplement”) to the

Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”)

each dated August 28, 2024

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE AND FUND NAME

On September 26, 2024, the Trust’s Board of Trustees approved the changes described below to the Fund’s name, ticker symbol, investment objective, principal investment strategies, principal risks and related disclosure to remove the Fund’s environmental, social, and corporate governance (ESG) investing criteria. These changes will take effect upon the effectiveness of an amendment to the Fund’s registration statement evidencing such changes, which is anticipated to become effective on or about December 4, 2024 (the “Effective Date”).

On the Effective Date, it is anticipated that the following changes will take effect:

NYLI MacKay Core Plus Bond ETF | NYLI MacKay Core Plus Bond ETF
CPLB
NYLI MacKay Core Plus Bond ETF
1.	The Fund’s name will change from the “NYLI MacKay ESG Core Plus Bond ETF” to the “NYLI MacKay Core Plus Bond ETF”.

2.	The Fund’s ticker will change from “ESGB” to “CPLB”.

3.	The Fund’s investment objective will be replaced in its entirety with the following:

The NYLI MacKay Core Plus Bond ETF (the “Fund”) seeks total return.

4.	The second and third paragraphs of the “Principal Investment Strategies” section of the Prospectus will be deleted in their entirety.

5.	The following disclosure will be added to the fourth paragraph of the “Principal Investment Strategies” section of the Prospectus:

The Fund’s investments may also include convertible corporate securities, loans and loan participation interests.

6.	The following disclosure will replace the first sentence of the fifth paragraph of the “Principal Investment Strategies” section of the Prospectus:

The Fund will generally seek to maintain a portfolio modified duration to worst within 2.5 years (plus or minus) of the duration of the Core Plus Bond Blended Index, which is a blended index consisting of 80% Bloomberg U.S. Aggregate Bond Index and 20% ICE BofA U.S. High Yield Constrained Index.

7.	The sub-section entitled “Investment Process” of the “Principal Investment Strategies” section of the Prospectus will be replaced in its entirety with the following:

Investment Process: MacKay Shields LLC (“MacKay Shields” or the “Subadvisor”) utilizes an investment process that combines a top-down analytical framework with a rigorous bottom-up process.

Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by the Subadvisor in managing the Fund and determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Fund’s investment portfolio. The Subadvisor’s target duration for the Fund is based on a set of investment decisions that take into account a broad range of economic, fundamental and technical indicators. When assessing high yield corporate bonds, the Subadvisor seeks to identify investment opportunities by analyzing individual companies and evaluating each company’s competitive position, financial condition, and business prospects. The Fund invests in companies in which the Subadvisor has judged that there is sufficient asset coverage—that is, the Subadvisor’s subjective appraisal of a company’s value compared to the value of its debt, with the intent of maximizing risk-adjusted income and returns.

The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer’s financial condition and competitiveness, and changes in the condition and outlook in the issuer’s industry.

8.	The “Investment Style Risk” and “ESG Investing Style Risk” of the “Principal Risks” and “Additional Information About Risks” sections of the Prospectus will be deleted in their entirety.

9.	The following risk factor will be added to the “Principal Risks” section of the Prospectus:

Convertible Securities Risk

A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. Convertible securities are typically subordinate to an issuer’s other debt obligations. Issuers of convertible securities may be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

10.	The Fund will add the Core Plus Bond Blended Index as a secondary benchmark. Accordingly, the first paragraph of the “Performance Information” section of the Prospectus will be amended to include the following:

The table also includes the returns of the Core Plus Bond Blended Index, which is a blended index consisting of 80% Bloomberg U.S. Aggregate Bond Index and 20% ICE BofA U.S. High Yield Constrained Index. The ICE BofA U.S. High Yield Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default.

Additionally, the “Average Annual Total Returns” table within the “Performance Information” section of the Prospectus will be amended to include the following:

Average Annual Total Returns as of December 31, 2023
Average Annual Total Returns	1 Year	Since Inception		Inception Date
NYLI MacKay Core Plus Bond ETF | Core Plus Bond Blended Index	7.08%	(2.41%)	[1]	Jun. 29, 2021
[1]	The Fund commenced operations on June 29, 2021.

NYLI MacKay Core Plus Bond ETF | Convertible Securities Risk
A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. Convertible securities are typically subordinate to an issuer’s other debt obligations. Issuers of convertible securities may be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.